Subsequent Events (Details) - Senior Notes - USD ($)	Jul. 24, 2017	Nov. 16, 2012
Subsequent Event [Line Items]
Face amount		$ 1,300,000,000.0
Senior Notes Due 2024 | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 400,000,000
Senior Notes Due 2019 | Subsequent Event
Subsequent Event [Line Items]
Debt instrument interest rate	7.625%
Repayments of long-term debt	$ 150,000,000